Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Segment Information
20.	Segment Information

Prior to the Transaction, Tronox Incorporated had one reportable segment representing its pigment business. The Pigment segment primarily produced and marketed TiO2, and included heavy minerals production. The heavy minerals production was integrated with its Australian pigment plant, but also had third-party sales of minerals not utilized by its pigment operations. In connection with the Transaction, the Company acquired 74% of Exxaro’s mineral sands operations, along with its 50% share of the Tiwest Joint Venture in Western Australia. As such, the Company evaluated its new operations under ASC 280, Segments, and determined that the mineral sands operations qualify as a separate segment.

Subsequent to the Transaction, the Company has two reportable segments, Mineral Sands and Pigment. The Mineral Sands segment includes the exploration, mining and beneficiation of mineral sands deposits, as well as heavy mineral production. These operations produce titanium feedstock, including chloride slag, slag fines and rutile, as well as pig iron and zircon. The Pigment segment primarily produces and markets TiO2, and has production facilities in the United States, Australia, and the Netherlands. Corporate and Other is comprised of corporate activities and businesses that are no longer in operation, as well as electrolytic manufacturing and marketing operations, all of which are located in the United States.

Segment performance is evaluated based on segment operating profit (loss), which represents the results of segment operations before unallocated costs, such as general corporate expenses not identified to a specific segment, environmental provisions, net of reimbursements, related to sites no longer in operation, interest expense, other income (expense) and income tax expense or benefit.

	Mineral Sands	Pigment	Corporate And Other	Eliminations	Total
Three Months Ended June 30, 2013
Net Sales(1)	$312	$304	$35	$(126)	$525
Income (loss) from operations	68	(56)	(11)	8	9
Interest and debt expense					(35)
Other income					26
Loss from Continuing Operations before Income Taxes					—
Depreciation, Depletion and Amortization	$49	$20	$4	$—	$73
Capital Expenditures	$18	$12	$4	$—	$34
Three Months Ended June 30, 2012
Net Sales(1)	$89	$348	$27	$(35)	$429
Income (loss) from operations	46	37	(76)	15	22
Interest and debt expense					(14)
Other expense					(3)
Gain on bargain purchase					1,055
Income from Continuing Operations before Income Taxes					1,060
Depreciation, Depletion and Amortization	$11	$16	$4	$—	$31
Capital Expenditures	$20	$3	$4	$—	$27
Six Months Ended June 30, 2013
Net Sales(1)	$610	$592	$62	$(269)	$995
Income (loss) from operations	164	(124)	(35)	(15)	(10)
Interest and debt expense					(62)
Loss on extinguishment of debt					(4)
Other expense					32
Income from Continuing Operations before Income Taxes					(44)
Depreciation, Depletion and Amortization	$98	$41	$7	$—	$146
Capital Expenditures	$49	$25	$5	$—	$79
Six Months Ended June 30, 2012
Net Sales(1)	$172	$710	$58	$(77)	$863
Income (loss) from operations	97	146	(104)	(4)	135
Interest and debt expense					(22)
Other expense					(4)
Gain on bargain purchase					1,055
Income from Continuing Operations before Income Taxes					1,164
Depreciation, Depletion and Amortization	$15	$31	$7	$—	$53
Capital Expenditures	$20	$15	$13	$—	$48

(1)	Net sales by geographic region, based on country of production, were as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
U.S. operations	$216	$229	$403	$459
International operations:
South Africa	144	24	254	24
Australia	113	118	221	243
The Netherlands	52	58	117	137

Total	$525	$429	$995	$863

Total assets by segment were as follows:

	June 30, 2013	December 31, 2012
Mineral Sands	$2,756	$3,164
Pigment	1,823	1,680
Corporate and Other	1,100	725
Eliminations	168	(58)

Total	$5,847	$5,511

Property, plant and equipment, net and mineral leaseholds, net, by geographic region, were as follows:

	June 30, 2013	December 31, 2012
U.S. operations	$200	$196
International operations:
South Africa	1,082	1,263
Australia	1,295	1,348
The Netherlands	53	55

Total	$2,630	$2,862

24. Segment Information

Prior to the Transaction, Tronox Incorporated had one reportable segment representing its pigment business. The Pigment segment primarily produced and marketed TiO2 and included heavy minerals production. The heavy minerals production was integrated with its Australian pigment plant, but also had third-party sales of minerals not utilized by its pigment operations. In connection with the Transaction, the Company acquired 74% of Exxaro’s South African mineral sands operations, including its Namakwa and KZN Sands mines, separation facilities and slag furnaces, along with its 50% share of the Tiwest Joint Venture in Western Australia. As such, the Company evaluated its new operations under ASC 280, Segments, and determined that the mineral sands operations qualify as a separate segment.

Subsequent to the Transaction, the Company has two reportable segments, Mineral Sands and Pigment. The Mineral Sands segment includes the exploration, mining and beneficiation of mineral sands deposits, as well as heavy mineral production. These operations produce titanium feedstock, including ilmenite, chloride slag, slag fines and rutile, as well as pig iron and zircon. The Pigment segment primarily produces and markets TiO2 and has production facilities in the United States, Australia, and the Netherlands. Corporate and Other is comprised of corporate activities and businesses that are no longer in operation, as well as its electrolytic manufacturing and marketing operations, all of which are located in the United States.

Segment performance is evaluated based on segment operating profit (loss), which represents the results of segment operations before unallocated costs, such as general corporate expenses not identified to a specific segment, environmental provisions, net of reimbursements, related to sites no longer in operation, interest expense, other income (expense) and income tax expense or benefit.

	Mineral Sands	Pigment	Corporate And Other	Eliminations	Total
Successor: Twelve Months Ended December 31, 2012
Net Sales	$760	$1,246	$128	$(302)	$1,832
Income (Loss) from operations	156	57	(139)	(49)	25
Interest and debt expense					(65)
Other income (expense)					(7)
Gain on bargain purchase					1,055
Income (Loss) from Continuing Operations before Income Taxes					$1,008
Total Assets	$3,164	$1,680	$725	$(58)	$5,511
Depreciation, Depletion and Amortization	125	71	15	—	211
Capital Expenditures	96	39	31	—	166
Successor: Eleven Months Ended December 31, 2011
Net Sales	$160	$1,327	$133	$(77)	$1,543
Income (Loss) from operations	42	323	(54)	(9)	302
Interest and debt expense					(30)
Other income (expense)					(10)
Income (Loss) from Continuing Operations before Income Taxes					$262
Total Assets	$228	$1,217	$224	$(12)	$1,657
Depreciation, Depletion and Amortization	—	67	12	—	79
Capital Expenditures	—	117	16	—	133
Predecessor: January 1 through January 31, 2011
Net Sales	$8	$89	$14	$(3)	$108
Income (Loss) from operations	2	20	(1)	(1)	20
Interest and debt expense					(3)
Other income					2
Reorganization income					613
Income from Continuing Operations before Income Taxes					632
Total Assets	$221	$987	$241	$(1)	$1,448
Depreciation, Depletion and Amortization	—	3	1	—	4
Capital Expenditures	—	4	1	1	6
Predecessor: Twelve Months Ended December 31, 2010
Net Sales	$109	$1,005	$153	$(49)	$1,218
Income (Loss) from operations	7	163	40	—	210
Interest and debt expense					(50)
Other income (expense)					(8)
Reorganization expense					(145)
Income (Loss) from Continuing Operations before Income Taxes					$7
Total Assets	$152	$564	$382	$—	$1,098
Depreciation, Depletion and Amortization	—	40	10	—	50
Capital Expenditures	—	37	8	—	45

	Successor		Predecessor
	Year Ended December 31, 2012	Eleven Months Ended December 31, 2011	One Month Ended January 31, 2011	Year Ended December 31, 2010
Net Sales(1)
U.S. operations	$843	$793	$60	$692
International operations:
Australia	443	475	33	317
The Netherlands	248	275	15	209
South Africa	298	—	—	—

Total	$1,832	$1,543	$108	$1,218

(1)	Based on country of production.

	Successor
	December 31, 2012	December 31, 2011
Net Property, Plant and Equipment and Net Mineral Leaseholds
U.S. operations	$196	$184
International operations:
South Africa	1,263	—
Australia	1,348	304
The Netherlands	55	54

Total	$2,862	$542

(1)	Based on country of production.